Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 21.  Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (“AOCI”) by component, net of tax, for the years ended June 30, 2019, 2018, and 2017 were as follows ($000):

	Foreign Currency Translation Adjustment	Defined Benefit Pension Plan	Total Accumulated Other Comprehensive Income
AOCI - June 30, 2016	$(6,185)	$(7,832)	$(14,017)
Other comprehensive income (loss) before reclassifications	(2,275)	1,920	(355)
Amounts reclassified from AOCI	—	594	594
Net current-period other comprehensive income	(2,275)	2,514	239
AOCI - June 30, 2017	(8,460)	(5,318)	(13,778)
Other comprehensive income (loss) before reclassifications	7,152	2,643	9,795
Amounts reclassified from AOCI	—	203	203
Net current-period other comprehensive income	7,152	2,846	9,998
AOCI - June 30, 2018	$(1,308)	$(2,472)	$(3,780)
Other comprehensive income (loss) before reclassifications	(14,319)	(6,307)	(20,626)
Amounts reclassified from AOCI	—	185	185
Net current-period other comprehensive income	(14,319)	(6,122)	(20,441)
AOCI - June 30, 2019	$(15,627)	$(8,594)	$(24,221)